ACQUISITIONS	12 Months Ended
Oct. 28, 2012
ACQUISITIONS
ACQUISITIONS

NOTE D

ACQUISITIONS

Effective February 1, 2010, the Company completed the acquisition of the Country Crock® chilled side dish business from Unilever United States Inc. This line of microwaveable, refrigerated side dishes complements the Company’s Hormel® refrigerated entrées and Lloyd’s® barbeque product lines within the Refrigerated Foods segment. Country Crock® remains a registered trademark of the Unilever Group of Companies and is being used under license.

Operating results for this product line are included in the Company’s Consolidated Statements of Operations from the date of acquisition. Pro forma results of operations are not presented, as the acquisition was not material to the consolidated Company.